Condensed Consolidated Balance Sheets (Superior Living SDN. BHD.) (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	376,275,500	376,275,500	376,275,500
Ordinary shares, shares outstanding	376,275,500	376,275,500	376,275,500
Superior Living SDN. BHD. [Member]
Ordinary shares, par value
Ordinary shares, shares issued	9,590,598	9,590,598	1,500,000
Ordinary shares, shares outstanding	9,590,598	9,590,598	1,500,000